January 3, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:      Dreyfus Municipal Bond Fund, Inc.
         811-2653;  2-56878

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on December 24, 2002, pursuant to Rule 485(b).


                                                              Very truly yours,

                                                              /s/ Donna Geoghan

                                                              Donna Geoghan